Impairments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant, and Equipment [Line Items]
Impairment of unproved properties	$ 246	$ 2,221	$ 613
Unproved Gulf of Mexico Properties [Member]
Property, Plant, and Equipment [Line Items]
Impairment of unproved properties	$ 159	610	72
Gulf Of Mexico, Shenandoah Project [Member]
Property, Plant, and Equipment [Line Items]
Impairment of unproved properties		463
Unproved International Properties [Member]
Property, Plant, and Equipment [Line Items]
Impairment of unproved properties		$ 88	$ 92